Apr. 30, 2021
Terra Firma US Concentrated Realty Equity Fund
Terra Firma US Concentrated Realty Equity Fund
Investment Objectives
The primary investment objective of the Terra Firma US Concentrated Realty Equity Fund (the “Fund”) is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Open Class Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.67%	0.64%
Total Annual Fund Operating Expenses[1]	1.42%	1.64%
Fee Waiver and/or Expense Reimbursements	-0.42%	-0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%	1.25%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Open Class Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.67%	0.64%
Total Annual Fund Operating Expenses[1]	1.42%	1.64%
Fee Waiver and/or Expense Reimbursements	-0.42%	-0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%	1.25%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through May 1, 2030.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$102	$318	$552	$1,343
Open Class	$127	$397	$686	$1,618

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies (as defined below), and synthetic instruments related to US Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments in US Realty Companies and include warrants, rights, options and shares of exchange-traded funds (“ETFs”).

The portfolio managers conduct their own research to select the Fund’s investments, based on an analysis of macroeconomic factors, real estate sectors, and individual company attributes.  Research on company level attributes may include analysis using numerical or financial measures such as earnings growth potential, price to net asset value (“NAV”) ratios, dividend yield, price to earnings ratios, among others.  More qualitative factors at the company level may also include an assessment of the company’s overall business, growth strategy, quality of management, and quality of owned properties.

“Realty Companies” are real estate-related companies of any size and include real estate investment trusts (“REITs”), real estate operating or service companies and companies in the home building, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate).

The Fund may invest in issuers of any market capitalization and securities of any maturity, and the Fund’s investments also may include securities purchased in initial public offerings (“IPOs”).

The Fund also may invest up to 20% of its assets in equity and fixed income and debt securities and instruments of companies or entities (which need not be US Realty Companies), including, but not limited to, securities of non-US companies and other investment companies.

The Fund’s investments in preferred stock and convertible and fixed income and debt securities may include securities which, at the time of purchase, are rated below “investment grade” by a nationally recognized statistical rating organization, or the unrated equivalent as determined by the portfolio managers (“junk bonds”).

In addition to purchasing options, the Fund may, but is not required to, write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•Management Risk. The risk that the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) global pandemic which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
•Real Estate-Related Securities Concentration Risk. The Fund’s investment portfolio is expected to be largely composed of securities of real estate-related companies. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of companies in other industries and sectors, or in a more broad-based portfolio generally.
•Common Stock/Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•Preferred Securities Risk. There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.
•Credit risk is the risk that a security held by the Fund will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.
•Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.
•Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.
•Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.
•During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Fund may have to reinvest the proceeds in lower yielding securities
(and the Fund may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).
•Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
•Convertible Securities Risk. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Fund’s entire investment.
•Realty Companies, Real Estate Investments and REITs Risk. Since the Fund focuses its investments in Realty Companies, the Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Fund may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.
The risks related to investments in Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.
Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of non-Realty Companies traded on national exchanges, which may affect the Fund’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”). A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% of its taxable income to shareholders each year. Under certain circumstances, a REIT may fail to qualify for pass-through treatment for tax purposes, which would subject the REIT to federal income taxes at the REIT level and adversely affect the value of the Fund’s investment in such REIT. The Fund generally will have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.
•Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the portfolio managers deem it appropriate.
•Non-Diversification Risk. The Fund’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Fund’s investments consisted of securities issued by a larger number of issuers.
•Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.
Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Fund may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that the Federal Reserve has raised the federal funds rate several times in recent periods and may continue to increase rates in the future.
The Fund’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Fund’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
•Non-US Securities Risk. The Fund’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Fund invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Investments in companies in emerging market countries may be subject to political, economic, legal, market and currency risks.
The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU agreed to a trade deal in December 2020, certain post-EU arrangements, such as those relating to the offering of cross-border financial services and sharing of cross-border data, have yet to be reached and the EU’s willingness to grant equivalency to the UK remains uncertain. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
•Options Risk. Writing options on securities and indexes, including for hedging purposes, may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions. Writing options is subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security or index. As such, a small commitment to written options could potentially have a relatively large impact on the Fund’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Over-the-counter options purchased on securities and indexes are subject to the risk of default by the counterparty and can be illiquid.
•Investment Companies and ETF Risk. Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Fund shares will bear not only the Fund’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any other investment companies and ETFs in which the Fund invests.
•Securities Selection Risk. Securities and other investments selected by the portfolio managers for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives or strategies.
•Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Fund investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts, structured products and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the portfolio managers’ ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.
•IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs may have a diminished effect on the Fund’s performance.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
•Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.
•Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks.
•ETF and Similar Products Risk. Shares of ETFs and similar products such as exchange-traded notes (“ETNs”) in which the Fund may invest may trade at prices that vary from their NAVs, sometimes significantly. The Fund’s investments in ETFs and similar products are subject to the risks of investments made by the ETFs and similar products, as well as to the general risks of investing in ETFs and similar products.
•Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.
•Monetary Policy, Political and Legislative Risk. The Federal Reserve has lowered the federal funds rate several times in recent periods in response to the economic disruptions caused by the coronavirus (COVID-19) global pandemic. There is no way to be certain how long the Federal Reserve will keep the federal funds rate at the current level or when it will begin to raise such rate. Rate fluctuations may expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which could cause the value of the Fund’s investments and share price to fall.
•Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities.

Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the performance of the Fund’s Open Class shares from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the average annual returns for the Institutional Class and Open Class shares of the Fund for the one year, five years, ten years and since inception periods compare with those of a broad measure of market performance (the MSCI US REIT Index) and that of an index of large, mid and small cap companies engaged in the ownership, development and management of specific core property type real estate (the MSCI USA IMI Core Real Estate Index).

Performance data for the classes varies based on differences in their fee and expense structures. The performance figures for Institutional Class and Open Class shares reflect the historical performance of the then-existing shares (Institutional Shares and Open Shares) of the Lazard US Realty Equity Portfolio (the “Predecessor Portfolio”) (the predecessor to the Fund, for which Lazard Asset Management LLC served as the investment adviser), a series of The Lazard Funds, Inc., for periods from from September 23, 2011 to June 19, 2020. The performance figures for Open Class shares also reflect the historical performance of the then-existing shares (Class A shares) of the predecessor fund to the Predecessor Portfolio, the Grubb & Ellis AGA U.S. Realty Fund (the “Predecessor Fund”) (for which Grubb & Ellis Alesco Global Advisors, LLC served as the investment adviser), for periods prior to September 23, 2011. Jay P. Leupp has served as a portfolio manager for the Fund, the Predecessor Portfolio and the Predecessor Fund since December 31, 2008. Christopher J. Hartung has served as a portfolio manager for the Fund and the Predecessor Portfolio since 2018.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.terrafirmafunds.com or by calling the Fund toll-free at 1-844-40TERRA (1-844-408-3772).

Calendar Year Total Return for Open Class Shares as of December 31*

During the period of time shown in the bar chart, the highest quarterly return for the Open Class shares of the Fund was 22.36% for the quarter ended December 31, 2011, and the lowest quarterly return for Open Class shares of the Fund was -23.85% for the quarter ended March 31, 2020.
Average Annual Total Returns(for the Period Ended December 31, 2020)

Average Annual Total Returns (for the Period Ended December 31, 2020)
	Inception Date	One Year	Five Years	Ten Years	Since Inception
Open Class Shares	12/31/08
Return Before Taxes		-4.60%	5.12%	8.49%	14.13%
Return After Taxes on Distributions		-5.82%	3.22%	6.14%	11.38%
Return After Taxes on Distributions and Sale of Fund Shares		-1.86%	3.69%	6.16%	10.93%
Institutional Class Shares	9/26/11
Return Before Taxes		-4.31%	5.41%	N/A	10.60%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)		-7.57%	4.84%	N/A	9.51%
				(Institutional Class)
		-7.57%	4.84%	8.30%	11.44%
				(Open Class)
MSCI USA IMI Core Real Estate Index (reflects no deduction for fees, expenses or taxes)		-9.08%	3.41%	N/A	8.34%
				(Institutional Class)
		-9.08%	3.41%	7.12%	10.15%
				(Open Class)

The MSCI USA IMI Core Real Estate Index has similar investment objectives to those of the Fund and is designed to represent the large, mid and small cap companies across U.S. equity markets engaged in the ownership, development, and management of specific core property type real estate.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Open Class shares only and after-tax returns for Institutional Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares”
may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.